Income Taxes (Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 157,345	¥ 214,795	¥ 191,886
Reductions for tax positions of prior years	(34,893)	(2,898)	(19,696)
Additions for tax positions of prior years	6,253	9,532	9,325
Additions based on tax positions related to the current year	3,393	3,740	21,877
Settlements	(12,556)	(75,272)	(6,687)
Lapse in statute of limitations	(8,229)	(4,320)	(4,643)
Foreign currency translation adjustments	(6,411)	11,768	22,733
Balance at end of the fiscal year	104,902	157,345	214,795
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 49,323	¥ 93,538	¥ 93,098